Transactions with Related Parties (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying unaudited interim Consolidated Statements of Comprehensive Income / (Loss):

	Nine months ended September 30,
	2021	2022
Included in Voyage related costs and commissions
Charter hire commissions	$219	$503

Included in Management fees, related parties
Ship-management Fees	479	548

Included in General and administrative expenses
Administration Fees	1,221	1,236

Total	$1,919	$2,287